Filed Pursuant to Rule 485(b)
	Registration No.	002-71299
811-03153
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			X
Pre-Effective Amendment No.
Post-Effective Amendment No. 257			X
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			X
Amendment No. 263			X

RUSSELL INVESTMENT COMPANY
(Exact Name of Registrant as Specified in Charter)
1301 Second Avenue, 18th Floor, Seattle, Washington	98101
(Address of Principal Executive Office)	(ZIP Code)
Registrant's Telephone Number, including area code: 206/505-7877
Mary Beth Rhoden Albaneze, Esq.	John V. O'Hanlon, Esq.
Associate General Counsel	Dechert LLP
Russell Investment Company	One International Place, 40th Floor
1301 Second Avenue, 18th Floor	Boston, Massachusetts 02110
Seattle, Washington 98101	617-728-7100
206-505-4846

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

(	)	immediately upon filing pursuant to paragraph (b)
( X )		on March 1, 2021 pursuant to paragraph (b)
(	)	60 days after filing pursuant to paragraph (a)(1)
(	)	on __________________, pursuant to paragraph (a)(1)
(	)	75 days after filing pursuant to paragraph (a)(2)
(	)	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
( X )		this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post- Effective Amendment No. 256 to Registration Nos. 002-71299 and 811-03153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 257 to Registration Nos. 002-71299 and 811-03153. This Post- Effective Amendment No. 257 is being filed to extend the effective date of previously filed Post- Effective Amendment No. 256. The Registrant's updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before March 1, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 257 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 5th day of February, 2021.

RUSSELL INVESTMENT COMPANY

Registrant

By:*

Mark Swanson, President, Chief Executive Officer, Treasurer and Chief Accounting Officer

/s/ Jessica Gates

*By Jessica Gates Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 5, 2021.

Signatures	Signatures
*	*
Mark Swanson, President, Chief	Thaddas L. Alston, Trustee
Executive Officer, Treasurer and
Chief Accounting Officer
*	*
Kristianne Blake, Trustee	Cheryl Burgermeister, Trustee
*	*
Katherine W. Krysty, Trustee	Julie Dien Ledoux, Trustee
*	*
Raymond P. Tennison, Jr., Trustee	Jack R. Thompson, Trustee

/s/ Jessica Gates *By Jessica Gates Attorney-in-fact

*Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 256 to Registration Statement Nos. 002-71299 and 811-03153.

[Dechert Letterhead]

February 5, 2021

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Russell Investment Company
File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

Included herewith for filing on behalf of Russell Investment Company (the "Trust"), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"), is one copy, including exhibits, of Post-Effective Amendment No. 257 to the Trust's Registration Statement on Form N-1A (the "Amendment"). This Amendment is being filed solely for the purpose of extending the effective date of Post-Effective Amendment No. 256, which was previously filed as of December 8, 2020. The Trust has incorporated in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 256 into Part A, Part B and Part C, respectively, of this Amendment.

Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2021. No fees are required in connection with this filing.

The undersigned hereby represents that the Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act. Please contact me at (617) 728-7133 or John V. O'Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment.

Very truly yours,

/s/ Jennifer O'Brien Jennifer O'Brien

cc:John V. O'Hanlon, Esq.

Mary Beth Rhoden Albaneze, Esq.